Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
(5)	Intangible Assets:

The amount of other intangible assets and the changes in the carrying amounts of other intangible assets for the years ended December 31, 2015, 2014 and 2013:

Core Deposits
Intangible
Balance, December 31, 2012	$292
Amortization	(162)

Balance December 31, 2013	130
Amortization	(97)

Balance December 31, 2014	33
Amortization	(33)

Balance, December 31, 2015	$—